INTANGIBLE ASSETS NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS NET
Online course and software copyrights	$ 615,220	$ 633,300
Software copyrights	15,649	0
Sub-total	630,869	633,300
Less: accumulated amortization	(279,189)	(210,028)
Intangible asset, net	$ 351,680	$ 423,272